Submission	Jul. 06, 2026
Submission [Line Items]
Central Index Key	0001097362
Registrant Name	SUN LIFE FINANCIAL INC
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES